Changes in capital accounts, textuals (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013
Compensation Related Costs, Share-based Payments [Abstract]
Restricted common stock, granted in period	361,442		0
Restricted common stock, award vesting period	3 years 0 months 0 days
Compensation cost on restricted stock awards	$ 116	$ 322
Unrecognized cost for restricted stock awards	$ 1,274		$ 45
Period for recognition for unrecognized compensation cost	1 year 10 months 6 days